                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2003

Check here if Amendment [_]; Amendment Number: _______________

   This Amendment (Check only one.):  [_] is a restatement.
                                      [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Heitman Real Estate Securities LLC
Address: 191 N. Walker Drive
         Suite 2500
         Chicago, IL 60606

Form 13F File Number:  28-04321

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Nancy B. Lynn
Title:   Vice President
Phone:   312-849-4153

Signature, Place, and Date of Signing:

/s/ Nancy B. Lynn             Chicago, IL                   8/12/03
--------------------          ----------------              -------
[Signature]                   [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

Form 13F File Number         Name
28-                          ______________________________

[Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
                                         ---------

Form 13F Information Table Entry Total:     60
                                         ---------

Form 13F Information Table Value Total:  1,143,537
                                         ---------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings
and list entries.]       NONE

No.   Form 13F File Number          Name
____  28-________________           ___________________________________

[Repeat as necessary.]

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
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                   Item 1:                                     Item 2:                    Item 3:         Item 4:         Item 5:
                Name of Issuer                             Title of Class                                                Shares of
                                                                                                                         Principal
                                                                                          CUSIP       Value (x$1000)       Amount
------------------------------------------------------------------------------------------------------------------------------------
Common:
------------------------------------------------------------------------------------------------------------------------------------
AIM Select Real Estate Inc.                   Common shares of beneficial interest        00888R107                 855      59,500
------------------------------------------------------------------------------------------------------------------------------------
American Financial Realty Trust               common stock                                02607P305               4,503     302,000
------------------------------------------------------------------------------------------------------------------------------------
Amli Residential Proeprties, Inc.             Common shares of beneficial interest        001735109              31,575   1,340,757
------------------------------------------------------------------------------------------------------------------------------------

Apartment Investment & Management Company     Common Stock                                03748R101              37,170   1,074,282
------------------------------------------------------------------------------------------------------------------------------------
Archstone Communites Trust                    Common shares of beneficial interest        039583109              15,406     641,915
------------------------------------------------------------------------------------------------------------------------------------
Boston Properties, Inc.                       Common Stock                                101121101              50,013   1,141,860
------------------------------------------------------------------------------------------------------------------------------------
Brandywine Realty                             Common Stock                                105368203              18,164     737,754
------------------------------------------------------------------------------------------------------------------------------------
BRE Properties                                Common Stock                                05564E106              36,611   1,102,755
------------------------------------------------------------------------------------------------------------------------------------
Carramerica Realty Corporation                Common Stock                                144418100              35,788   1,286,893
------------------------------------------------------------------------------------------------------------------------------------
Catellus Development                          Common Stock                                149111106              60,712   2,759,652
------------------------------------------------------------------------------------------------------------------------------------
Cohen & Steers Premium Inc.                                                               19247V104                 700      44,000
------------------------------------------------------------------------------------------------------------------------------------
Colonial Properties Trust                     Common Stock                                195872106              24,236     688,705
------------------------------------------------------------------------------------------------------------------------------------
Cornerstone Realty Income                     Common Stock                                21922V102                  88      12,100
------------------------------------------------------------------------------------------------------------------------------------
Developers Diversified Realty Corporation     Common Stock                                251591103              32,362   1,137,898
------------------------------------------------------------------------------------------------------------------------------------
Equity Office Properties Trust                Common shares of beneficial interest        294741103              26,251     971,913
------------------------------------------------------------------------------------------------------------------------------------
Equity One, Inc.                              Common Stock                                294752100               3,581     218,375
------------------------------------------------------------------------------------------------------------------------------------
Equity Residential Properties                 Common shares of beneficial interest        29476L107                 942      36,300
------------------------------------------------------------------------------------------------------------------------------------
Essex Property Trust, Inc                     Common Stock                                297178105              16,110     281,400
------------------------------------------------------------------------------------------------------------------------------------
Extended Stay America, Inc.                   Common Stock                                30224P101              22,108   1,638,865
------------------------------------------------------------------------------------------------------------------------------------
First Industrial Realty                       Common Stock                                32054K103                 316      10,000
------------------------------------------------------------------------------------------------------------------------------------
Health Care Property Investors, Inc.          Common Stock                                421915109               2,007      47,400
------------------------------------------------------------------------------------------------------------------------------------
Healthcare Realty Trust Inc.                  Common Stock                                421946104               1,023      35,100
------------------------------------------------------------------------------------------------------------------------------------
Highwoods Properties, Inc                     Common Stock                                431284108                 700      31,400
------------------------------------------------------------------------------------------------------------------------------------
Home Properties of New York                   Common Stock                                437306103              14,920     423,388
------------------------------------------------------------------------------------------------------------------------------------
Host Marriott Corp.                           Common Stock                                44107P104                 310      33,900
------------------------------------------------------------------------------------------------------------------------------------
Hovnanian Enterprises                         Common Stock                                442487203                 637      10,800
------------------------------------------------------------------------------------------------------------------------------------
Innkeepers USA Trust                          Common Stock                                4576J0104                 670      98,581
------------------------------------------------------------------------------------------------------------------------------------
iShares Cohen & Steers Realty                 Common Stock                                464287564               2,737      30,500
------------------------------------------------------------------------------------------------------------------------------------
iShares DJ US Real Estate                     Common Stock                                464287739               2,233      26,400
------------------------------------------------------------------------------------------------------------------------------------
Koger Equities                                Common Stock                                500228101              10,327     599,378
------------------------------------------------------------------------------------------------------------------------------------
La Quinta Corp.                               Common Stock                                50419U202                 204      47,400
------------------------------------------------------------------------------------------------------------------------------------
LaSalle Hotel Properties                      Common Stock                                517942108              26,868   1,817,835
------------------------------------------------------------------------------------------------------------------------------------
Lexington Corp. Properties Trust              Common Stock                                529043101               6,047     341,628
------------------------------------------------------------------------------------------------------------------------------------
Mack-Cali Realty Corporation                  Common Stock                                554489104              24,201     665,226
------------------------------------------------------------------------------------------------------------------------------------
Mills Corp.                                   Common Stock                                601148109              13,847     412,721
------------------------------------------------------------------------------------------------------------------------------------
Municipal Mortgage & Equity                   Common Stock                                62624B101                 615      24,250
------------------------------------------------------------------------------------------------------------------------------------

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                   Item 1:                           Item 6:                                                Item 8:
                                              Investment Discretion               Item 7:         Voting Authority (Shares)
                                     -----------------------------------------              ---------------------------------------
                Name of Issuer         (a) Sole     (b) Shared-    (c) Shared-   Managers       (a) Sole     (b) Shared   (c) None
                                                    As Defined         Other   See Instr. V
                                                    in Instr. V
-----------------------------------------------------------------------------------------------------------------------------------
Common:
-----------------------------------------------------------------------------------------------------------------------------------
AIM Select Real Estate Inc.               59,500            -           -                          59,500           -           -
-----------------------------------------------------------------------------------------------------------------------------------
American Financial Realty Trust          302,000            -           -                         221,500           -      80,500
-----------------------------------------------------------------------------------------------------------------------------------
Amli Residential Proeprties, Inc.      1,340,757            -           -                       1,146,434           -     194,323
-----------------------------------------------------------------------------------------------------------------------------------

Apartment Investment & Management
 Company                               1,074,282            -           -                         935,550           -     138,732
------------------------------------------------------------------------------------------------------------------------------------
Archstone Communites Trust               641,915            -           -                         537,899           -     104,016
-----------------------------------------------------------------------------------------------------------------------------------
Boston Properties, Inc.                1,141,860            -           -                         952,550           -     189,310
-----------------------------------------------------------------------------------------------------------------------------------
Brandywine Realty                        737,754            -           -                         619,682           -     118,072
-----------------------------------------------------------------------------------------------------------------------------------
BRE Properties                         1,102,755            -           -                         905,625           -     197,130
-----------------------------------------------------------------------------------------------------------------------------------
Carramerica Realty Corporation         1,286,893            -           -                       1,046,950           -     239,943
-----------------------------------------------------------------------------------------------------------------------------------
Catellus Development                   2,759,652            -           -                       2,295,734           -     463,918
-----------------------------------------------------------------------------------------------------------------------------------
Cohen & Steers Premium Inc.               44,000            -           -                          44,000           -           -
-----------------------------------------------------------------------------------------------------------------------------------
Colonial Properties Trust                688,705            -           -                         557,054           -     131,651
-----------------------------------------------------------------------------------------------------------------------------------
Cornerstone Realty Income                 12,100            -           -                          12,100           -           -
-----------------------------------------------------------------------------------------------------------------------------------
Developers Diversified Realty
 Corporation                           1,137,898            -           -                       1,047,069           -      90,829
-----------------------------------------------------------------------------------------------------------------------------------
Equity Office Properties Trust           971,913            -           -                         838,968           -     132,945
-----------------------------------------------------------------------------------------------------------------------------------
Equity One, Inc.                         218,375            -           -                         189,193           -      29,182
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Equity Residential Properties             36,300            -           -                          36,300           -           -
-----------------------------------------------------------------------------------------------------------------------------------
Essex Property Trust, Inc                281,400            -           -                         240,319           -      41,081
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Extended Stay America, Inc.            1,638,865            -           -                       1,440,823           -     198,042
-----------------------------------------------------------------------------------------------------------------------------------
First Industrial Realty                   10,000            -           -                          10,000           -           -
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Health Care Property Investors,
 Inc.                                     47,400            -           -                          47,400           -           -
-----------------------------------------------------------------------------------------------------------------------------------
Healthcare Realty Trust Inc.              35,100            -           -                          35,100           -           -
-----------------------------------------------------------------------------------------------------------------------------------
Highwoods Properties, Inc                 31,400            -           -                          31,400           -           -
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Home Properties of New York              423,388            -           -                         376,640           -      46,748
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Host Marriott Corp.                       33,900            -           -                          33,900           -           -
-----------------------------------------------------------------------------------------------------------------------------------
Hovnanian Enterprises                     10,800            -           -                          10,800           -           -
-----------------------------------------------------------------------------------------------------------------------------------
Innkeepers USA Trust                      98,581            -           -                          97,223           -       1,358
-----------------------------------------------------------------------------------------------------------------------------------
iShares Cohen & Steers Realty             30,500            -           -                          30,500           -           -
-----------------------------------------------------------------------------------------------------------------------------------
iShares DJ US Real Estate                 26,400            -           -                          26,400           -           -
-----------------------------------------------------------------------------------------------------------------------------------
Koger Equities                           599,378            -           -                         519,828           -      79,550
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La Quinta Corp.                           47,400            -           -                          47,400           -           -
-----------------------------------------------------------------------------------------------------------------------------------
LaSalle Hotel Properties               1,817,835            -           -                       1,474,603           -     343,232
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Lexington Corp. Properties Trust         341,628            -           -                         288,942           -      52,686
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Mack-Cali Realty Corporation             665,226            -           -                         584,719           -      80,507
-----------------------------------------------------------------------------------------------------------------------------------
Mills Corp.                              412,721            -           -                         357,706           -      55,015
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Municipal Mortgage & Equity               24,250            -           -                          24,250           -           -
-----------------------------------------------------------------------------------------------------------------------------------

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                   Item 1:                          Item 2:                      Item 3:         Item 4:         Item 5:
                Name of Issuer                  Title of Class                                                 Shares of
                                                                                                               Principal
                                                                                 CUSIP        Value (x$1000)     Amount
--------------------------------------------------------------------------------------------------------------------------
Common:
--------------------------------------------------------------------------------------------------------------------------
Nationwide Health Properties       Common Stock                                638620104               1,040      65,300
--------------------------------------------------------------------------------------------------------------------------
Pan Pacific Retail Properties      Common Stock                                69806L104              32,897     836,013
--------------------------------------------------------------------------------------------------------------------------
Park Place Entertainment           Common Stock                                700690100                 115      12,600
--------------------------------------------------------------------------------------------------------------------------
Plum Creek Timber Co. Inc.         Common Stock                                729251108               2,315      89,200
--------------------------------------------------------------------------------------------------------------------------
Post Properties, Inc.              Common Stock                                737464107               3,235     122,069
--------------------------------------------------------------------------------------------------------------------------
Prime Hospitality Corp.            Common Stock                                741917108               5,119     762,935
--------------------------------------------------------------------------------------------------------------------------
ProLogis                           Common shares of beneficial interest        743410102              48,390   1,772,541
--------------------------------------------------------------------------------------------------------------------------
PS Business Parks, Inc/CA          Common Stock                                69360J107              36,119   1,023,197
--------------------------------------------------------------------------------------------------------------------------
Public Storage Dep Shares A        Class A common stock                        74460D729                 602      21,200
--------------------------------------------------------------------------------------------------------------------------
Public Storage, Inc                Common Stock                                74460D109              30,288     894,237
--------------------------------------------------------------------------------------------------------------------------
Ramco-Gershenson Properties        Common shares of beneficial interest        751452202              18,649     800,380
--------------------------------------------------------------------------------------------------------------------------
Reckson Associates Realty Corp.
 Class B                           Class B common stock                        75621K304                 354      16,600
--------------------------------------------------------------------------------------------------------------------------
Reckson Associates Realty Corp.    common stock                                75621K106                 358      17,150
--------------------------------------------------------------------------------------------------------------------------
Regency Centers Corp.              Common Stock                                758849103              35,635   1,018,714
--------------------------------------------------------------------------------------------------------------------------
Rouse Company                      Common Stock                                779273101              78,990   2,073,240
--------------------------------------------------------------------------------------------------------------------------
Simon Property Group               Common Stock                                828806109              98,927   2,534,636
--------------------------------------------------------------------------------------------------------------------------
SL Green Realty Corp               Common Stock                                78440X101              43,920   1,258,818
--------------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts
 Worldwide, Inc.                   Class B shares of beneficial interest       85590A203              39,595   1,384,913
--------------------------------------------------------------------------------------------------------------------------
Summit Properties, Inc.            Common Stock                                866239106              24,692   1,195,717
--------------------------------------------------------------------------------------------------------------------------
Sun Communities, Inc               Common Stock                                866674104              31,122     791,906
--------------------------------------------------------------------------------------------------------------------------
Trizec Canada Subordinated
 Voting Shares                     Subordinated voting shares                  896874104               2,878     274,401
--------------------------------------------------------------------------------------------------------------------------
Trizec Properties, Inc.            Common Stock                                89687P107              14,393   1,265,915
--------------------------------------------------------------------------------------------------------------------------
Ventas Inc.                        Common Stock                                92276F100                 850      56,100
--------------------------------------------------------------------------------------------------------------------------
Vornado Realty Trust               Common Stock                                929042109              68,214   1,564,540
--------------------------------------------------------------------------------------------------------------------------
                                   Subtotal Common                                                 1,143,537


                                                  Grand Total                                      1,143,537


-----------------------------------------------------------------------------------------------------------------------------------
                   Item 1:                           Item 6:                                                Item 8:
                                              Investment Discretion               Item 7:         Voting Authority (Shares)
                                     -----------------------------------------              ---------------------------------------
                Name of Issuer         (a) Sole     (b) Shared-    (c) Shared-   Managers       (a) Sole     (b) Shared   (c) None
                                                    As Defined         Other   See Instr. V
                                                    in Instr. V
-----------------------------------------------------------------------------------------------------------------------------------

Common:
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide Health Properties             65,300                -           -                       65,300           -           -
-----------------------------------------------------------------------------------------------------------------------------------
Pan Pacific Retail Properties           836,013                -           -                      724,410           -     111,603
-----------------------------------------------------------------------------------------------------------------------------------
Park Place Entertainment                 12,600                -           -                       12,600           -           -
-----------------------------------------------------------------------------------------------------------------------------------
Plum Creek Timber Co. Inc.               89,200                -           -                       89,200           -           -
-----------------------------------------------------------------------------------------------------------------------------------
Post Properties, Inc.                   122,069                -           -                      120,327           -       1,742
-----------------------------------------------------------------------------------------------------------------------------------
Prime Hospitality Corp.                 762,935                -           -                      650,982           -     111,953
-----------------------------------------------------------------------------------------------------------------------------------
ProLogis                              1,772,541                -           -                    1,446,993           -     325,548
-----------------------------------------------------------------------------------------------------------------------------------
PS Business Parks, Inc/CA             1,023,197                -           -                      833,490           -     189,707
-----------------------------------------------------------------------------------------------------------------------------------
Public Storage Dep Shares A              21,200                -           -                       21,200           -           -
-----------------------------------------------------------------------------------------------------------------------------------
Public Storage, Inc                     894,237                -           -                      767,894           -     126,343
-----------------------------------------------------------------------------------------------------------------------------------
Ramco-Gershenson Properties             800,380                -           -                      650,130           -     150,250
-----------------------------------------------------------------------------------------------------------------------------------
Reckson Associates Realty Corp.
 Class B                                 16,600                -           -                       16,600           -           -
-----------------------------------------------------------------------------------------------------------------------------------
Reckson Associates Realty Corp.          17,150                -           -                       17,150           -           -
-----------------------------------------------------------------------------------------------------------------------------------
Regency Centers Corp.                 1,018,714                -           -                      820,640           -     198,074
-----------------------------------------------------------------------------------------------------------------------------------
Rouse Company                         2,073,240                -           -                    1,718,674           -     354,566
-----------------------------------------------------------------------------------------------------------------------------------
Simon Property Group                  2,534,636                -           -                    2,123,789           -     410,847
-----------------------------------------------------------------------------------------------------------------------------------
SL Green Realty Corp                  1,258,818                -           -                    1,056,903           -     201,915
-----------------------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts
 Worldwide, Inc.                      1,384,913                -           -                    1,115,254           -     269,659
-----------------------------------------------------------------------------------------------------------------------------------
Summit Properties, Inc.               1,195,717                -           -                    1,004,501           -     191,216
-----------------------------------------------------------------------------------------------------------------------------------
Sun Communities, Inc                    791,906                -           -                      649,746           -     142,160
-----------------------------------------------------------------------------------------------------------------------------------
Trizec Canada Subordinated
 Voting Shares                          274,401                -           -                      135,801           -     138,600
-----------------------------------------------------------------------------------------------------------------------------------
Trizec Properties, Inc.               1,265,915                -           -                    1,186,058           -      79,857
-----------------------------------------------------------------------------------------------------------------------------------
Ventas Inc.                              56,100                -           -                       56,100           -           -
-----------------------------------------------------------------------------------------------------------------------------------
Vornado Realty Trust                  1,564,540                -           -                    1,298,783           -     265,757
-----------------------------------------------------------------------------------------------------------------------------------